May 5, 2005

Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Superior Well Services, Inc. (the “Company”) Filing on Form S-1

Ladies and Gentlemen:

     On behalf of the Company and pursuant to Regulation S-T (“Regulation S-T”) and the Securities Act of 1933, as amended (the “Securities Act”), we enclose for filing via EDGAR the Company’s registration statement on Form S-1 (the “Registration Statement”) relating to the registration of shares of the Company’s common stock, $.01 par value per share.

     The Company has wired $8,239.00 in payment of the fee required by Section 6(b) of the Securities Act. The Company has transferred the funds to the Commission’s account at Mellon Bank, N.A. The Company’s CIK number is 0001323715.

     Under a separate cover, copies of the Registration Statement will be filed with the National Association of Securities Dealers, Inc.

     Any questions or comments relating to this filing should be directed to the attention of the undersigned at (713) 758-4478 or Mark Kelly at (713) 758-4592.

Very truly yours,
Vinson & Elkins LLP

By:	/s/ BRETT E. BRADEN
Brett E. Braden

Vinson & Elkins LLP Attorneys at Law Austin Beijing Dallas Dubai Houston London Moscow New York Tokyo Washington	First City Tower, 1001 Fannin Street, Suite 2300, Houston, TX 77002-6760 Tel 713.758.2222 Fax 713.758.2346 www.velaw.com